RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended				3 Months Ended				12 Months Ended						3 Months Ended	12 Months Ended				12 Months Ended					12 Months Ended					3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended		3 Months Ended				12 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended				3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended							3 Months Ended	12 Months Ended				12 Months Ended								12 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended							3 Months Ended	12 Months Ended		12 Months Ended					3 Months Ended	12 Months Ended		12 Months Ended						12 Months Ended							12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Polyurethanes	Dec. 31, 2012 Polyurethanes	Sep. 30, 2012 Polyurethanes	Mar. 31, 2012 Polyurethanes	Dec. 31, 2013 Polyurethanes	Mar. 31, 2014 Polyurethanes	Mar. 31, 2014 Performance Products	Dec. 31, 2013 Performance Products	Dec. 31, 2011 Performance Products	Dec. 31, 2010 Performance Products	Mar. 31, 2014 Advanced Materials	Dec. 31, 2013 Advanced Materials	Dec. 31, 2012 Advanced Materials	Dec. 31, 2011 Advanced Materials	Dec. 31, 2010 Advanced Materials	Dec. 31, 2013 Textile Effects	Dec. 31, 2012 Textile Effects	Dec. 31, 2011 Textile Effects	Mar. 31, 2014 Textile Effects	Dec. 31, 2010 Textile Effects	Dec. 31, 2012 Pigments	Dec. 31, 2011 Pigments	Mar. 31, 2014 Pigments	Dec. 31, 2013 Pigments	Dec. 31, 2010 Pigments	Mar. 31, 2014 Corporate and other	Dec. 31, 2013 Corporate and other	Dec. 31, 2012 Corporate and other	Dec. 31, 2011 Corporate and other	Dec. 31, 2010 Corporate and other	Mar. 31, 2014 Workforce reductions	Dec. 31, 2013 Workforce reductions	Dec. 31, 2012 Workforce reductions	Dec. 31, 2011 Workforce reductions	Dec. 31, 2010 Workforce reductions	Mar. 31, 2013 Workforce reductions Polyurethanes	Dec. 31, 2013 Workforce reductions Polyurethanes	Dec. 31, 2012 Workforce reductions Polyurethanes	Mar. 31, 2014 Workforce reductions Performance Products	Mar. 31, 2014 Workforce reductions Advanced Materials	Mar. 31, 2013 Workforce reductions Advanced Materials	Mar. 31, 2013 Workforce reductions Textile Effects	Dec. 31, 2013 Workforce reductions Textile Effects	Dec. 31, 2012 Workforce reductions Textile Effects	Dec. 31, 2011 Workforce reductions Textile Effects	Mar. 31, 2014 Workforce reductions Pigments	Dec. 31, 2012 Workforce reductions Corporate and other	Dec. 31, 2011 Workforce reductions Corporate and other	Mar. 31, 2014 Long-term fixed cost contracts	Dec. 31, 2013 Long-term fixed cost contracts	Dec. 31, 2012 Long-term fixed cost contracts	Dec. 31, 2011 Long-term fixed cost contracts	Dec. 31, 2010 Long-term fixed cost contracts	Mar. 31, 2014 Long-term fixed cost contracts Textile Effects	Mar. 31, 2013 Long-term fixed cost contracts Textile Effects	Dec. 31, 2013 Long-term fixed cost contracts Textile Effects	Dec. 31, 2010 Decommissioning	Mar. 31, 2014 Decommissioning Textile Effects	Mar. 31, 2013 Decommissioning Textile Effects	Dec. 31, 2013 Decommissioning Textile Effects	Dec. 31, 2012 Decommissioning Textile Effects	Dec. 31, 2012 Other restructuring costs	Mar. 31, 2014 Other restructuring costs	Dec. 31, 2013 Other restructuring costs	Dec. 31, 2011 Other restructuring costs	Dec. 31, 2010 Other restructuring costs	Mar. 31, 2013 Other restructuring costs Textile Effects	Dec. 31, 2013 Other restructuring costs Textile Effects	Dec. 31, 2012 Pension curtailment gain Textile Effects	Dec. 31, 2011 Pension curtailment gain Textile Effects	Dec. 31, 2011 Simplification of the commercial organization and optimization of our distribution network Textile Effects	Dec. 31, 2013 Global transformational change program Advanced Materials	Dec. 31, 2012 Global transformational change program Advanced Materials	Dec. 31, 2013 Grimsby, U.K. plant Pigments	Dec. 31, 2012 Grimsby, U.K. plant Pigments	Dec. 31, 2011 Grimsby, U.K. plant Pigments	Dec. 31, 2013 Surfactants business, Europe Workforce reductions Performance Products	Dec. 31, 2013 Australian operation Workforce reductions Performance Products	Dec. 31, 2012 Basel, Switzerland Advanced Materials	Dec. 31, 2013 Basel, Switzerland Textile Effects	Dec. 31, 2011 Basel, Switzerland Textile Effects	Dec. 31, 2013 Basel, Switzerland Long-term fixed cost contracts Textile Effects	Dec. 31, 2011 Basel, Switzerland Closure of facility Textile Effects	Dec. 31, 2012 Langweid, Germany and Basel, Switzerland Workforce reductions Textile Effects	Dec. 31, 2011 Langweid, Germany and Basel, Switzerland Workforce reductions Textile Effects	Dec. 31, 2011 Langweid, Germany Workforce reductions Textile Effects	Dec. 31, 2011 North Carolina consolidation Textile Effects	Dec. 31, 2011 North Carolina consolidation Workforce reductions Textile Effects	Dec. 31, 2011 Switzerland Consolidation Textile Effects	Dec. 31, 2011 Umbogintwini, South Africa plant Workforce reductions Pigments	Dec. 31, 2011 Huelva, Spain and Scarlino, Italy plants Workforce reductions Pigments	Dec. 31, 2013 Scarlino, Italy plant Pigments	Dec. 31, 2012 Scarlino, Italy plant Pigments	Dec. 31, 2011 Textile Effects Acquisition Textile Effects	Mar. 31, 2013 2012 and prior initiatives	Dec. 31, 2013 2012 and prior initiatives	Mar. 31, 2014 2012 and prior initiatives	Dec. 31, 2013 2012 and prior initiatives Polyurethanes	Dec. 31, 2013 2012 and prior initiatives Advanced Materials	Dec. 31, 2013 2012 and prior initiatives Textile Effects	Dec. 31, 2013 2012 and prior initiatives Pigments	Dec. 31, 2013 2012 and prior initiatives Corporate and other	Mar. 31, 2013 2013 initiatives	Dec. 31, 2013 2013 initiatives	Mar. 31, 2014 2013 initiatives	Dec. 31, 2013 2013 initiatives Performance Products	Dec. 31, 2013 2013 initiatives Textile Effects	Dec. 31, 2013 2013 initiatives Pigments	Dec. 31, 2013 2013 initiatives Corporate and other	Dec. 31, 2012 2011 and prior initiatives	Dec. 31, 2013 2011 and prior initiatives	Dec. 31, 2012 2011 and prior initiatives Performance Products	Dec. 31, 2012 2011 and prior initiatives Advanced Materials	Dec. 31, 2012 2011 and prior initiatives Textile Effects	Dec. 31, 2012 2011 and prior initiatives Pigments	Dec. 31, 2012 2011 and prior initiatives Corporate and other	Dec. 31, 2012 2012 initiatives	Dec. 31, 2013 2012 initiatives	Dec. 31, 2012 2012 initiatives Polyurethanes	Dec. 31, 2012 2012 initiatives Advanced Materials	Dec. 31, 2012 2012 initiatives Corporate and other	Dec. 31, 2011 2010 and prior initiatives	Dec. 31, 2011 2010 and prior initiatives Advanced Materials	Dec. 31, 2011 2010 and prior initiatives Textile Effects	Dec. 31, 2011 2010 and prior initiatives Pigments	Dec. 31, 2011 2010 and prior initiatives Corporate and other	Dec. 31, 2011 2011 initiatives	Dec. 31, 2011 2011 initiatives Advanced Materials	Dec. 31, 2011 2011 initiatives Textile Effects	Dec. 31, 2011 2011 initiatives Pigments
Accrued restructuring costs by type of cost and initiative
Restructuring charges														$ 1	$ 32	$ 5								$ 38	$ 38	$ 20			$ 4	$ 22			$ 4	$ 10					$ 18									$ 75	$ 5	$ 38	$ 23	$ 7	$ 23		$ 1		$ 62	$ 3	$ 2	$ 2	$ 2					$ 2	$ 16	$ 53		$ 2	$ 4	$ 16							$ 1	$ 3					$ 28	$ 4	$ 4	$ 7	$ 13	$ 5										$ 4	$ 12	$ 3					$ 44	$ 121		$ 5	$ 38	$ 73	$ 4	$ 1	$ 2	$ 36		$ 18	$ 1		$ 17	$ 24		$ 1	$ 4	$ 14	$ 4	$ 1	$ 69		$ 38	$ 30	$ 1	$ 23		$ 14	$ 7	$ 2	$ 89	$ 21	$ 65	$ 3
Charges related to closure of St. Eons France facility																													2
Charges related to global transfer pricing initiative																													2
Reversal of reserves no longer required	(4)				(7)				(26)	(16)	(5)						(9)						(3)	(8)		(1)		(9)	(16)	(4)								(1)					(4)	(22)	(15)	(5)		(4)				(3)	(2)	(1)	(5)							(4)												(1)																				(4)		(16)	(4)
Pension-related charges	1				4				7				5				6																						1
Noncash pension-related charges																									4																																																																			9
Noncash charges	1				1				13	15	60																																																																						11			4
Restructuring payments																																																								(1)																	(9)																																			(104)		(14)	(45)	(41)	(3)	(1)		(18)		(7)		(1)	(10)	(50)		(2)	(15)	(27)	(5)	(1)	(18)		(12)	(6)		(38)	(1)	(18)	(13)	(6)	(14)	(7)	(5)	(2)
Total restructuring, impairment and plant closing costs	39	41	37	29	44	40	47	5	151	92	167
Restructuring charges related to redesign																									3
Pension curtailment gain																																																																																		38
Restructuring charges related to the simplification of the commercial organization and optimization of our distribution network																														5
Restructuring reserve	126	113				105			113	105	92	49		27			9	8	32	10	1	1	7	12	27	12	2	68	42	69	65	25	1	3	3	2	8	8	9	2	1	5	64	52	90	73	36														61	60	15	17	7				1						1	1	2	5					2								3		15		47			2	1				3	2	1	2		95	83							18	43					52	74						53	21
Impairment of long-lived assets at our Basel, Switzerland manufacturing facility	$ 6				$ 1																									$ 53